Cover	Jan. 25, 2022
Cover [Abstract]
Entity Registrant Name	YONG BAI CHAO NEW RETAIL CORPORATION
Entity Central Index Key	0001284454
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 25, 2022
Entity File Number	000-56129
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-3626387
Entity Address Address Line 1	3209, South Building
Entity Address Address Line 2	Building 3, No. 39 Hulan
Entity Address Address Line 3	West Road, Boashan District
Entity Address City Or Town	Shanghai
City Area Code	186
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	21601569